Parent Company Financial Data	12 Months Ended
Dec. 31, 2012
Parent Company Financial Data [Abstract]
Parent Company Financial Data

Note 19 - Parent Company Financial Data

The following is a summary of the condensed financial statements of Uwharrie Capital Corp:

Condensed Balance Sheets

	December 31,
	2012	2011
	(dollars in thousands)
Assets
Cash and demand deposits with bank subsidiaries	$300	$307
Interest-earning deposits with bank subsidiaries	6,217	9,142
Investments in:
Bank subsidiaries	50,677	50,596
Nonbank subsidiaries	836	913
Other assets	3,237	2,453

Total assets	$61,627	$63,411

Liabilities and shareholders’ equity
Master notes	$5,451	$6,208
Junior subordinated debentures	11,127	11,127
Other liabilities	376	473

Total liabilities	16,954	17,808

Redeemable common stock held by the Employee Stock
Ownership Plan (ESOP)	1,584	1,349

Shareholders’ equity	42,729	44,254

Total liabilities and shareholders’ equity	$61,267	$63,411

Condensed Statements of Income

	2012	2011	2010
	(dollars in thousands)

Equity in earnings of subsidiaries	$1,100	$1,649	$1,445
Interest income	41	64	50
Management and service fees	6,937	6,689	6,407
Other income	102	104	26
Interest expense	(670)	(674)	(479)
Other operating expense	(7,428)	(7,304)	(7,003)
Income tax benefit	322	372	267

Net income	$404	$900	$713

Net income	$404	$900	$713
Dividends - preferred stock	(645)	(645)	(645)

Net income (loss) available to common shareholders	$(241)	$255	$68

Net income (loss) per common share
Basic	$(0.03)	$0.03	$0.01

Diluted	$(0.03)	$0.03	$0.01

Weighted average shares outstanding
Basic	7,371,667	7,467,396	7,485,373
Diluted	7,371,667	7,467,396	7,485,373

Condensed Statements of Cash Flows

	2012	2011	2010
	(dollars in thousands)
Cash flows from operating activities
Net income	$404	$900	$713
adjustments to reconcile net income to net cash used by operating activities:
Equity in earnings of subsidiaries	(1,100)	(1,649)	(1,445)
(Increase) decrease in other assets	(734)	(203)	174
Increase (decrease) in other liabilities	(97)	131	7

Net cash used by operating activities	(1,527)	(821)	(551)

Cash flows from investing activities
Dividends received from subsidiaries	—	—	1,300

Net cash provided by investing activities	—	—	1,300

Cash flows from financing activities
Net increase (decrease) in master notes	(757)	(2,386)	(2,888)
Net proceeds from issuance of junior subordinated debentures	—	1,232	2,476
Increase in unearned ESOP compensation	(103)	(161)	(100)
Dividends on preferred stock	(545)	(545)	(545)

Net cash used by financing activities	(1,405)	(1,860)	(1,057)

Net decrease in cash and cash equivalents	(2,932)	(2,681)	(308)
Cash and cash equivalents at beginning of year	9,449	12,130	12,438

Cash and cash equivalents at end of year	$6,517	$9,449	$12,130